Other Long-Term Assets (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
OTHER LONG-TERM ASSETS [Abstract]
Prepaid expenses	$ 9,321	$ 1,713
Fuel delivery	0	687
Deposits in guarantee to the Free Zone	195	0
Other	875	1,244
Total other long-term assets	$ 10,391	$ 3,644